Transactions with related parties (Tables)	6 Months Ended
Jun. 30, 2016
Related Party Transaction, Due from (to) Related Party
Related parties transactions
	Six months ended June 30,
	2016	2015
Included in voyage expenses
Charter hire commissions (a)	$1,111	$894

Included in general and administrative expenses
Executive services fee (d)	$299	$303
Administrative services fee (e)	$60	$60

Management fees-related party
Management fees (a)	$2,983	$2,400

Related parties balances
	Period/Year ended
	June 30, 2016	December 31, 2015
Assets:
Working capital advances granted to the Manager (a)	$384	$460
Security deposits to Manager (a)	$1,350	$1,350

Liabilities included in Due to related party:
Executive service charges due to Manager (d)	$152	$—
Administrative service charges due to Manager (e)	$30	$30
Other Partnership expenses due to Manager	$146	$200
Total liabilities due to related party, current	$328	$230
Credit financing balance due to Sponsor (c)	$—	$35,000
Total liabilities due to related party, non-current	$—	$35,000